                                                               [WILMERHALE LOGO]

                                                                  TRISHA JOHNSON
                                                        +44 (0) 20 7645 2530 (t)
                                                        +44 (0) 20 7645 2424 (f)
                                                   trisha.johnson@wilmerhale.com

March 6, 2006

BY ELECTRONIC SUBMISSION
------------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: CTC Media, Inc. -- Registration Statement on Form S-1
         -----------------------------------------------------

Ladies and Gentlemen:

     Submitted herewith for filing on behalf of CTC Media, Inc., (the "Company")
is a Registration Statement on Form S-1 relating to the registration under the
Securities Act of 1933, as amended (the "Securities Act"), of shares of Common
Stock of the Company.

     This filing is being effected by direct transmission to the Commission's
EDGAR System. On March 5, 2006, in anticipation of this filing, the Company caused $18,750 to be wire transferred to the Commission's account at the Mellon
Bank in Pittsburgh, which amount covers the filing fee of $18,725.

     The Registration Statement relates to the Company's initial public offering of securities. It is the intent of the Company and the managing underwriters of the proposed offering to have the Registration Statement declared effective as early as possible.

     On behalf of the Company and in light of the Staffs interpretation of
Article 2 of Regulation S-X, we previously informally cleared with the Office of the Chief Accountant of the Division of Corporation Finance the engagement of
Ernst & Young LLC (Moscow, Russia) as the Companys independent registered public accounting firm.

     Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.

     Please contact the undersigned or Timothy J. Corbett at 011-44-20-7645-2509 with any questions or comments you may have regarding this filing.

Wilmer Cutler Pickering Hale and Door LLP, Alder Castle, 10 Noble Street, London
                                    EC2V 7QJ
    Baltimore  Beijing  Berlin  Boston  Brussels  London  Munich  New York
          Northern Virginia  Oxford  Palo Alto  Waltham  Washington

Wilmer Cutler Pickering Hale and Door LLP is a Delaware limited liability partnership of solicitors and registered foreign lawyers regulated by the Law
Society of England and Wales. A list of partners and their professional qualifications is available for inspection at the above address. Outside the
United Kingdom, Wilmer Cutler Pickering Hale and Door LLP operates under a separate Delaware limited liability partnership.

                                                               [WILMERHALE LOGO]

Securities and Exchange Commission
March 6, 2006

Very truly yours,

/s/ Trisha Johnson

Trisha Johnson

cc:      Nilesh Lakhani, Leigh Sprague - CTC Media, Inc.